Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($) $ in Thousands	May 31, 2026	Feb. 28, 2026
Assets
Cash and cash equivalents	$ 1,063	$ 2,356
Accounts receivable and other	699	755
Prepaid expenses	395	495
Total current assets	2,157	3,606
Equity method investments	1,159	1,478
Property, plant and equipment, net	1,657	1,699
Intangible assets, net	1,730	1,776
Total assets	6,703	8,559
Current liabilities
Accounts payable and accrued liabilities	2,038	1,916
Unearned revenue	323	234
Current portion of long-term debt	807	605
Total current liabilities	3,168	2,755
Due to customer	918	900
Series B Convertible Preferred stock	12,429	12,054
Long-term debt	2,206	2,430
Total liabilities	18,721	18,139
Stockholders’ Deficit
Common stock par value $0.0001; 250,000,000 shares authorized; 48,380,371 shares issued and outstanding (February 28, 2026 – 48,337,555)	5	5
Additional paid-in capital	196,874	195,934
Accumulated deficit	(207,710)	(204,326)
Accumulated other comprehensive loss	(1,187)	(1,193)
Total stockholders’ deficit	(12,018)	(9,580)
Total liabilities and stockholders’ deficit	$ 6,703	$ 8,559